VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of VIE's Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2017	2016
Current assets from discontinued operations	$-	$-
Total current assets	12,989,673	7,391,365
Property, plant and equipment	2,283,672	2,655,188
Intangible assets	776,405	1,556,306
Non-current assets from discontinued operations	-	-
Total assets	22,248,087	17,742,097
Intercompany payable to the WFOE	13,851,481	14,204,071
Total current liabilities	28,571,686	24,864,098
Total liabilities	28,571,686	24,864,098
Total equity	$(6,323,599)	$(7,122,001)